Intangible Assets, net and Intangible Liabilities, net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets, net and Intangible Liabilities, net [Abstract]
Schedule of Intangible Assets, net and Intangible Liabilities, net
Intangible assets, net and intangible liabilities, net consisted of the following (in thousands):

	Intangible Assets, net		Intangible Liabilities, net
	December 31,		December 31,
	2019	2018	2019	2018
Cost	$797	$10,276	$2,723	$16,846
Accumulated amortization	—	(452)	(386)	(1,363)
	$797	$9,824	$2,337	$15,483

Estimated future amortization for intangible liabilities for each of the next five years and thereafter is as follows (in thousands):

2020	$80
2021	80
2022	80
2023	80
2024	36
Thereafter	1,981
Total	$2,337